Shareholders’ Equity (Details) - USD ($)				6 Months Ended
		Jun. 16, 2025	Jun. 10, 2025	Jun. 30, 2025	Dec. 31, 2024
Shareholders’ Equity [Line Items]
Authorized share capital				50,000
Ordinary shares issued	[1]			164,131,946	163,106,615
Authorized shares	[1]			500,000,000	500,000,000
Par value (in Dollars per share)	[1]			$ 0.0001	$ 0.0001
Offering price (in Dollars)			$ 150,000,000
Gross proceeds (in Dollars)				$ 400,000
Legal fees (in Dollars)				200,000
Issuance of common stock		306,651
Payables due (in Dollars)				$ 2,419,200
Bitmain [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued				582,940
Payables due (in Dollars)				$ 2,419,200
Business Combination [Member]
Shareholders’ Equity [Line Items]
Issuance of common stock				306,651
Common Class A [Member]
Shareholders’ Equity [Line Items]
Authorized shares				300,000,000
Par value (in Dollars per share)				$ 0.0001
Voting rights description				one
Convertible shares				1
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Authorized shares				200,000,000
Par value (in Dollars per share)				$ 0.0001
Voting rights description				five
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued				500,000,000
Issuance of common stock	[2]			306,651
Issued and Sold [Member]
Shareholders’ Equity [Line Items]
Ordinary shares issued				135,740

[1]	The balance of goodwill may be further changed after completing the Purchase Price Valuation (“PPA”) report by the certified valuer.
[2]	The share data has been retroactively restated to reflect the current capital structure of the Company.